Dynamic World Growth Fund (Prospectus Summary) | Dynamic World Growth Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic World Growth Fund (formerly, Dynamic

Growth Navigator Fund) (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic World Growth Fund		Class I Shares	Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	2.36%	2.61%
Total Annual Fund Operating Expenses		3.31%	3.56%
Fee Waivers and Reimbursements	[2]	(2.06%)	(2.06%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.50%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until January 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I Shares of the Fund and

$50,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Class I Shares of the Fund and $50,000 in Class II Shares of the Fund would be:
Expense Example Dynamic World Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Shares	127	826	1,548	3,463
Class II Shares	763	4,501	8,347	18,458

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy:
The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach.  The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group.  The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund.  In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, GCIC US Ltd. (the "Sub-Adviser") may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small and mid cap stocks may be more volatile than those of larger companies.  These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries.  Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the

People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.  As such,

government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies.  If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.  Growth companies also typically do not pay dividends.

Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:
The bar chart and performance table have been omitted because the Fund has not commenced operations.  The Fund intends to compare its performance to the Morgan

Stanley Capital International (MSCI) World Index.